LOANS, Loan Ratings by Loan Class, Mortgage and Installment Segments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Loan ratings/credit scores by loan class [Abstract]
Accrued interest included in total	$ 8,899	[1]
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	148,768
750-799	445,611
700-749	241,589
650-699	115,484
600-649	38,341
550-599	15,934
500-549	11,309
Under 500	3,068
Total	1,020,104
Accrued interest included in total	4,178	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	61,077
750-799	223,177
700-749	101,086
650-699	40,296
600-649	11,146
550-599	0
500-549	3,396
Under 500	0
Total	440,178
Accrued interest included in total	1,301
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	40,187
750-799	70,642
700-749	75,489
650-699	44,344
600-649	18,519
550-599	11,021
500-549	5,129
Under 500	2,242
Total	267,573
Accrued interest included in total	1,641
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	25,468
750-799	82,124
700-749	30,326
650-699	13,182
600-649	4,303
550-599	2,388
500-549	1,580
Under 500	405
Total	159,776
Accrued interest included in total	587
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	12,490
750-799	42,138
700-749	22,962
650-699	11,269
600-649	2,703
550-599	1,608
500-549	1,012
Under 500	348
Total	94,530
Accrued interest included in total	373
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	9,546
750-799	27,530
700-749	11,726
650-699	6,393
600-649	1,670
550-599	917
500-549	192
Under 500	73
Total	58,047
Accrued interest included in total	276
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	70,608
750-799	257,091
700-749	96,961
650-699	40,121
600-649	7,118
550-599	2,511
500-549	1,392
Under 500	210
Unknown	510
Total	476,522
Accrued interest included in total	1,185	[1]
Installment [Member] | Boat Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	32,231
750-799	123,689
700-749	38,223
650-699	10,189
600-649	2,083
550-599	661
500-549	342
Under 500	95
Unknown	0
Total	207,513
Accrued interest included in total	572
Installment [Member] | Recreational Vehicle Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	29,223
750-799	95,890
700-749	33,476
650-699	8,794
600-649	1,305
550-599	551
500-549	283
Under 500	52
Unknown	0
Total	169,574
Accrued interest included in total	457
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	9,154
750-799	37,512
700-749	25,262
650-699	21,138
600-649	3,730
550-599	1,299
500-549	767
Under 500	63
Unknown	510
Total	99,435
Accrued interest included in total	$ 156

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.